Events after the reporting period	12 Months Ended
Dec. 31, 2024
Events after the reporting period
Events after the reporting period

32.  Events after the reporting period

Shut down of the subsidiaries

The management is in the process of shutting down Nexters Studio Portugal, Unipessoal LDA. The management has assessed the effect of shutting down the mentioned subsidiary as not material for the Group.

Special Dividend

On February 20, 2025 the Company’s Board of Directors has authorized and approved a one-time, nonrecurring special cash dividend of $3.31 per share to the Company’s shareholders of record as of the close of business on March 3, 2025, representing an aggregate cash outflow of approximately $60 million, reducing the Company’s total cash and cash equivalents recorded on its Consolidated Statement of Financial Position as at December 31, 2024 commensurately. On March 11, 2025, the Company paid a dividend to various shareholders in the amount of 55,990, with an additional 4,020 remaining unpaid as at the date of these financial statements due to legal constraints.